UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-9151
Eaton Vance Pennsylvania Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	February 28, 2006

Item 1. Schedule of Investments

Eaton Vance Pennsylvania Municipal Income Trust                                                              as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 5.2%
$425	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$449,012
500	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	499,975
500	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	503,840
675	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	672,590
		$2,125,417
Education — 1.5%
600	Philadelphia HEFA, (Chestnut Hill College), 6.00%, 10/1/29	616,416
		$616,416
Electric Utilities — 3.1%
600	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	640,020
600	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	634,896
		$1,274,916
Escrowed / Prerefunded — 3.9%
1,500	Pennsylvania HEFA, (Drexel University), Prerefunded to 5/1/09, 6.00%, 5/1/29	1,611,300
		$1,611,300
Health Care - Miscellaneous — 5.4%
600	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	639,450
1,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	1,576,860
		$2,216,310
Hospital — 11.7%
750	Lancaster County Hospital Authority, 5.50%, 3/15/26	790,898
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,296,150
500	Monroe County Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	535,820
360	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	379,580
850	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	930,274

$300	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	$319,530
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	534,510
		$4,786,762
Industrial Development Revenue — 8.3%
500	New Morgan IDA, (New Morgan Landfill), (AMT), 6.50%, 4/1/19	499,925
1,000	Pennsylvania EDA, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,134,620
500	Pennsylvania EDA, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	512,745
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,270,582
		$3,417,872
Insured-Education — 21.8%
1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (1)	2,030,853
1,000	Northampton County HEFA, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,022,040
1,000	Pennsylvania HEFA, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,052,570
2,000	Pennsylvania HEFA, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,076,760
2,000	Pennsylvania HEFA, (Temple University), (MBIA), 5.00%, 4/1/29	2,060,940
600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 8.495%, 7/1/33 (2)(3)	677,922
		$8,921,085
Insured-Electric Utilities — 7.7%
1,390	Lehigh County IDA, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	1,422,067
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.19%, 7/1/29 (2)(3)	722,112
835	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.19%, 7/1/29 (2)(3)	1,004,939
		$3,149,118
Insured-Escrowed/Prerefunded — 19.8%
1,000	Allegheny County Sanitation and Sewer Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/24	1,087,040
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	717,509

$490	Dauphin County General Authority, (Pinnacle Health System), (MBIA), Prerefunded to 5/15/07, 5.50%, 5/15/27	$506,812
3,100	Pennsylvania Turnpike Commision, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	3,159,985
800	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.084%, 7/1/26 (2)(3)	853,832
595	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.151%, 7/1/28 (2)(3)	660,908
2,000	Westmoreland County Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,127,880
		$8,113,966
Insured-Gas Utilities — 3.5%
1,325	Philadelphia Natural Gas Works, (FSA), Variable Rate, 6.66%, 7/1/28 (4)	1,418,028
		$1,418,028
Insured-General Obligations — 7.9%
2,000	Philadelphia, (FSA), 5.00%, 3/15/28	2,059,720
1,000	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27 (2)(3)	1,191,940
		$3,251,660
Insured-Hospital — 13.9%
510	Dauphin County General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	525,275
500	Delaware County Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	509,765
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	1,575,975
3,000	Montgomery County HEFA, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	3,088,140
		$5,699,155
Insured-Special Tax Revenue — 6.2%
1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	1,050,050
6,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	1,492,740
		$2,542,790
Insured-Transportation — 10.6%
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,039,670
950	Pennsylvania Turnpike Commission, (FSA), Variable Rate, 9.12%, 1/15/23 (2)(3)	1,396,766
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,051,572
600	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.26%, 7/1/41 (2)(3)	874,734
		$4,362,742

Insured-Water and Sewer — 9.9%
$500	Delaware County IDA, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	$538,040
1,000	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31	1,042,250
2,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/31	2,125,400
320	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	334,221
		$4,039,911
Miscellaneous — 1.5%
600	Philadelphia IDA, (Franklin Institute), 5.20%, 6/15/26	604,080
		$604,080
Nursing Home — 1.2%
250	Clarion County IDA, (Beverly Enterprises, Inc.), 5.875%, 5/1/07	250,238
260	Cumberland County IDA, (Beverly Enterprises, Inc.), 5.50%, 10/1/08	260,203
		$510,441
Senior Living / Life Care — 7.9%
600	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	640,254
1,000	Cliff House Trust (AMT), 6.625%, 6/1/27	589,910
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	514,920
500	Lancaster County Hospital Authority, (Health Center), 5.875%, 6/1/31	528,265
925	Montgomery County HEFA, (Faulkeways at Gwynedd), 6.75%, 11/15/30	978,641
		$3,251,990
Transportation — 5.5%
1,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,247,736
225	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	227,338
495	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	497,336
270	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	290,741
		$2,263,151
Total Tax-Exempt Investments — 156.5% (identified cost $59,625,018)		$64,177,110
Other Assets, Less Liabilities — (1.6)%		$(663,659)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.9)%		$(22,501,846)
Net Assets Applicable to Common Shares — 100.0%		$41,011,605

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 64.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 25.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $7,383,153 or 18.0% of the Trust’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

A summary of financial instruments at February 28, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
06/06	125 U.S. Treasury Bond	Short	$(14,063,922)	$(14,136,719)	$(72,797)

At February 28, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,574,803
Gross unrealized appreciation	$4,776,874
Gross unrealized depreciation	(174,567)
Net unrealized appreciation	$4,602,307

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	April 18, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	April 18, 2006